Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2018	Dec. 31, 2017	Sep. 12, 2017	May 10, 2005
Statement of Financial Position [Abstract]
Common shares, par value	$ 2.00	$ 2.00		$ 2.00
Common shares, shares authorized	800,000,000	800,000,000
Common shares, shares outstanding	504,518,940	504,518,940	504,518,940